Loans, allowance for loan losses and credit quality (Details 6) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructured loans
Restructured loans, Modifications, Number of contracts	11	6	0
Restructured loans, Modifications, Pre-Modification Recorded Investment	294	28	0
Restructured loans, Modifications, Post-Modification Recorded Investment	242	25	0
Mortgages
Restructured loans
Restructured loans, Modifications, Number of contracts	1	0	0
Restructured loans, Modifications, Pre-Modification Recorded Investment	4	0	0
Restructured loans, Modifications, Post-Modification Recorded Investment	4	0	0
Consumer finance
Restructured loans
Restructured loans, Modifications, Number of contracts	0	1	0
Restructured loans, Modifications, Pre-Modification Recorded Investment	0	1	0
Restructured loans, Modifications, Post-Modification Recorded Investment	0	0	0
Commercial and industrial loans
Restructured loans
Restructured loans, Modifications, Number of contracts	10	5	0
Restructured loans, Modifications, Pre-Modification Recorded Investment	290	27	0
Restructured loans, Modifications, Post-Modification Recorded Investment	238	25	0
Bank
Restructured loans
Restructured loans, Modifications, Number of contracts	11	6	0
Restructured loans, Modifications, Pre-Modification Recorded Investment	294	28	0
Restructured loans, Modifications, Post-Modification Recorded Investment	242	25	0
Bank | Mortgages
Restructured loans
Restructured loans, Modifications, Number of contracts	1	0	0
Restructured loans, Modifications, Pre-Modification Recorded Investment	4	0	0
Restructured loans, Modifications, Post-Modification Recorded Investment	4	0	0
Bank | Consumer finance
Restructured loans
Restructured loans, Modifications, Number of contracts	0	1	0
Restructured loans, Modifications, Pre-Modification Recorded Investment	0	1	0
Restructured loans, Modifications, Post-Modification Recorded Investment	0	0	0
Bank | Commercial and industrial loans
Restructured loans
Restructured loans, Modifications, Number of contracts	10	5	0
Restructured loans, Modifications, Pre-Modification Recorded Investment	290	27	0
Restructured loans, Modifications, Post-Modification Recorded Investment	238	25	0